RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Trade receivables/payables and accrued receivables/payables:

As at March 31, 2024, the Company had $298,100 (2023 - $22,350) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2024 and 2023 included:

	For the three months ended March 31,
	2024	2023
Director fees	$152,438	$151,663
Salaries	142,068	102,115
Share-based payments	122,112	263,242
	$416,618	$517,020

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)

Other related party transactions

	For the three months ended March 31,
	2024	2023
Management fees paid to a company controlled by CEO and director	$106,250	$100,000
Management fees paid to a company that the CEO holds an economic interest in	60,000	103,629
Management fees paid to a company controlled by the former President and director	40,433	58,398
	$206,683	$262,027